Income Taxes - Details of Income (loss) before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canadian	$ 96	$ 221
Foreign	1,212	1,321
Income before income taxes, Total	$ 1,308	$ 1,542